Property Plant and Equipment Net (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Property Plant And Equipment Net By Type [Line Items]
Property and equipment	$ 1,024	$ 912
Internal-use software reported in property and equipment [Member]
Property Plant And Equipment Net By Type [Line Items]
Property Plant And Equipment Gross	1,600	1,379
Accumulated Depreciation Depletion And Amortization Property Plant And Equipment	1,054	875
Property and equipment	546	504
Other Capitalized Property Plant And Equipment [Member]
Property Plant And Equipment Net By Type [Line Items]
Property Plant And Equipment Gross	1,285	1,190
Accumulated Depreciation Depletion And Amortization Property Plant And Equipment	807	782
Property and equipment	478	408
Total Property And Equipment [Member]
Property Plant And Equipment Net By Type [Line Items]
Property Plant And Equipment Gross	2,885	2,569
Accumulated Depreciation Depletion And Amortization Property Plant And Equipment	1,861	1,657
Property and equipment	$ 1,024	$ 912